Goodwill	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Goodwill Disclosure [Text Block]

Note 7 — Goodwill

The changes in the carrying amount of goodwill for the year ended December 31, 2018 consisted of the following:

Total
Balance, January 1, 2018	$—
Acquisitions	9,736,510
Balance, December 31, 2018	9,736,510

The Company had no goodwill until which time it closed on its 2018 acquisitions.